Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income
The following table represents changes in the balance of accumulated other comprehensive income (loss) ("AOCI"), net of income tax, related to unrealized investment gains (losses) (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of period (1)	$1,504	$3,960	$2,539

Change in accounting principle, net of tax	—	(391)	—
Other comprehensive income (loss):
Change in unrealized gains (losses) of investments	(8,253)	(1,821)	2,589
Change in current discount rate - reserve for future policy benefits (2)	1,664	507	—
Change in non-performance risk on market risk benefits	1,875	(424)	—
Change in unrealized gains (losses) - other	37	38	133
Change in deferred tax asset	111	370	(601)
Other comprehensive income (loss) before reclassifications	(4,566)	(1,330)	2,121
Reclassifications from AOCI, net of tax	(138)	(735)	(700)
Other comprehensive income (loss)	(4,704)	(2,065)	1,421
Balance, end of period (1)	$(3,200)	$1,504	$3,960
(1)Includes $(2,106) million and $287 million related to the investments held within the funds withheld account related to the Athene Reinsurance Transaction as of December 31, 2022 and December 31, 2021, respectively.
(2)Represents the impact of changes in the discount rate used in the remeasurement of our direct reserves for future policy benefits and claims payable, net of the remeasurement of ceded reserves for future policy benefits and claims payable.

Schedule of Amounts Reclassified Out of AOCI
The following table represents amounts reclassified out of AOCI (in millions, recast for the adoption of LDTI for 2022 and 2021):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement

	Years Ended December 31,
	2022	2021	2020
Net unrealized investment gain (loss):
Net realized gain (loss) on investments	$(175)	$(929)	$(1,142)	Net gains (losses) on derivatives and investments
Other impaired securities	—	(9)	10	Net gains (losses) on derivatives and investments
Net unrealized gain (loss)	(175)	(938)	(1,132)
Amortization of deferred acquisition costs	—	—	246
Reclassifications, before income taxes	(175)	(938)	(886)
Income tax expense (benefit)	(37)	(203)	(186)
Reclassifications, net of income taxes	$(138)	$(735)	$(700)